Payroll and Related Benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Payroll and Related Benefits
Million US dollar	2017	2016	2015

Wages and salaries	(4 884)	(4 404)	(3 706)
Social security contributions	(699)	(647)	(633)
Other personnel cost	(762)	(580)	(648)
Pension expense for defined benefit plans	(196)	(194)	(212)
Share-based payment expense	(359)	(228)	(225)
Contributions to defined contribution plans	(118)	(77)	(90)

	(7 018)	(6 130)	(5 514)

Number of full time equivalents (FTE) at year-end	182 915	206 633	152 321

Summary of Number of Full Time Equivalents	The number of full time equivalents can be split as follows:

	2017	2016	2015

AB InBev NV (parent company)	215	225	191
Other subsidiaries	182 700	206 408	152 130

	182 915	206 633	152 321